Inventories (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Cost of inventories recognized in Cost of Sales	¥ 70,704,868	¥ 53,622,798	¥ 78,595,380
Inventory provision excluded in cost of sales	150,883	220,888	70,178
Reversal of inventory write-down	¥ 156,149	¥ 147,817	¥ 72,945